2. Acquisitions (Details - Proforma Information) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Business Combinations [Abstract]
REVENUE	$ 1,393,687	$ 4,393,687
NET INCOME (LOSS) FOR THE PERIOD	$ (7,211,221)	$ (7,211,221)